Customer Concentration - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues from External Customers	$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	$ 1,187,000	$ 406,000	$ 1,405,170	$ 0	$ 0
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues from External Customers											679,070	0	0
Geographic Concentration Risk [Member] | Spain
Concentration Risk [Line Items]
Revenues from External Customers											451,199	0	0
Geographic Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Revenues from External Customers											154,584	0	0
Geographic Concentration Risk [Member] | United States
Concentration Risk [Line Items]
Revenues from External Customers											$ 73,287	$ 0	$ 0